Changes in Outstanding Restricted Stock Unit Grants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 28, 2012	Dec. 30, 2011
Restricted Stock Units
Number of RSUs
Outstanding beginning balance	7,400,000
Granted	2,700,000	[1]
Distributed	(3,000,000)
Forfeited	(300,000)
Outstanding ending balance	6,800,000	[2]	7,400,000
Weighted Average Grant-Date Fair Value
Outstanding beginning balance (per unit)	$ 31
Granted (per unit)	$ 38	[1]	$ 35	$ 40
Distributed (per unit)	$ 29
Forfeited (per unit)	$ 34
Outstanding ending balance (per unit)	$ 35	[2]	$ 31
Restricted Stock Units | MVW Employee
Number of RSUs
Outstanding ending balance	200,000
S&P RSUs
Number of RSUs
Outstanding ending balance	200,000

[1]	Includes 0.2 million S&P RSUs granted to named executive officers.
[2]	Includes 0.2 million Marriott RSUs held by MVW employees.